NOTE PAYABLE (Details) - USD ($)	1 Months Ended
	Nov. 30, 2020	Mar. 31, 2021	Dec. 31, 2020
Note payable
Note payable		$ 227,800	$ 362,400
Director and Officer Insurance Policy Financing
Note payable
Note payable	$ 540,500	$ 227,800	$ 362,400
Interest rate	4.59%
Note term	9 months